Fees Summary	Aug. 11, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,091,810,000.00
Previously Paid Amount	110,797.70
Total Fee Amount	167,156.11
Total Offset Amount	0.00
Net Fee	$ 56,358.41